Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Issuance of Warrants

Cash convertible notes	Issued on	Number of share warrants issued (in millions)	Exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expire over a period of 50 trading days beginning on
2023	September 13, 2017	9.7	$49.9775	$45.3	June 26, 2023
2024	November 13, 2018	10.9	$50.2947	$72.4	August 27, 2024

Accumulated Other Comprehensive Loss
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2021 and 2020:

(in thousands)	2021	2020
Net unrealized income (loss) on hedging contracts, net of tax	$1,245	($23,268)
Net unrealized loss on pension, net of tax	(588)	(599)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $12.4 million and $10.7 million in 2021 and 2020, respectively	(30,768)	(25,717)
Foreign currency translation adjustments	(296,559)	(194,238)
Accumulated other comprehensive loss	($326,670)	($243,822)